Regulatory Capital Requirements - Additional Information (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Percentage of required capital conservation buffer	2.5	2.5
Community bank leverage ratio	8.85	10.1	7.9
Percentage of lower in community bank leverage ratio	8.00%
Percentage of increase in community bank leverage ratio	8.50%
Loans or advances from bank limited to percentage of the banks capital stock and surplus and must be secured by collateral	10.00%	10.00%
Community Bank Leverage Ratio Requirement [Member]
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Financial institutions minimum amount of assets need to maintain	$ 10	$ 10
January 1, 2022 [Member]
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Community bank leverage ratio	9
The Economic Growth, Regulatory Relief and Consumer Protection Act of 2018 [Member]
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Financial institutions minimum amount of assets need to maintain	$ 10	$ 10
Community bank leverage ratio	9	9